UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21280

Name of Fund: BlackRock Credit Allocation Income Trust III (BPP)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Credit

Allocation Income Trust III, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2012

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock Credit Allocation Income Trust III (BPP) (Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities

American Airlines Pass-Through Trust, Series 2011-2, Class A,
8.63%, 4/15/23	USD	257	$270,679
Atrium CDO Corp., Series 5A, Class A4, 0.86%,
7/20/20 (a)(b)		1,300	1,095,250
Continental Airlines Pass-Through Certificates, Series 2009-2, Class B,
9.25%, 11/10/18		606	663,610

Total Asset-Backed Securities – 0.8%			2,029,539

Corporate Bonds

Aerospace & Defense — 0.8%
BE Aerospace, Inc., 5.25%,
4/01/22		825	866,250
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18		290	308,850
7.13%, 3/15/21		300	322,125
Kratos Defense & Security
Solutions, Inc., 10.00%, 6/01/17		460	494,500

			1,991,725

Airlines — 0.2%
Delta Air Lines, Inc., Series 2002-1, Class G-1, 6.72%,
7/02/24		520	561,439

Auto Components — 0.8%
Delphi Corp., 6.13%, 5/15/21		280	305,550
Icahn Enterprises LP:
7.75%, 1/15/16		290	304,863
8.00%, 1/15/18		1,130	1,200,625

			1,811,038

Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc. (c):
1.38%, 7/15/17		500	504,987
2.50%, 7/15/22		700	713,636
Constellation Brands, Inc., 7.25%,
5/15/17		955	1,101,831

			2,320,454

Building Products — 0.3%
Building Materials Corp. of America (a):
7.00%, 2/15/20		180	196,200
6.75%, 5/01/21		520	568,100

			764,300

Capital Markets — 4.2%
Ameriprise Financial, Inc., 5.30%,
3/15/20 (c)		1,500	1,738,842
E*Trade Financial Corp., 12.50%,
11/30/17		900	1,030,500
The Goldman Sachs Group, Inc. (c):
6.25%, 9/01/17		625	705,327

	Par (000)		Value
Corporate Bonds

Capital Markets (concluded)
The Goldman Sachs Group, Inc. (c) (concluded):
5.75%, 1/24/22	USD	800	$873,859
6.25%, 2/01/41		2,150	2,347,819
Morgan Stanley:
0.94%, 10/15/15 (b)		1,325	1,210,223
5.50%, 7/28/21 (c)		840	848,889
Murray Street Investment Trust I,
4.65%, 3/09/17 (d)		300	308,373
UBS AG, 2.25%, 1/28/14 (c)		775	783,407

			9,847,239

Chemicals — 1.5%
Celanese US Holdings LLC, 5.88%,
6/15/21		760	822,700
Hexion US Finance Corp., 6.63%,
4/15/20		370	378,325
Huntsman International LLC,
8.63%, 3/15/21		285	327,750
Ineos Finance Plc (a):
8.38%, 2/15/19		155	160,425
7.50%, 5/01/20		355	360,325
LyondellBasell Industries NV,
5.75%, 4/15/24		915	1,036,237
Solutia, Inc., 7.88%, 3/15/20		283	334,648

			3,420,410

Commercial Banks — 5.3%
Amsouth Bank, Series AI, 4.85%,
4/01/13		525	535,500
Asciano Finance Ltd., 5.00%,
4/07/18 (a)		425	447,542
Associated Banc-Corp, 5.13%,
3/28/16		1,070	1,152,912
Branch Banking & Trust Co. (b):
0.79%, 9/13/16		550	520,545
0.77%, 5/23/17		325	301,140
CIT Group, Inc.:
7.00%, 5/02/16 (a)		720	723,600
7.00%, 5/02/17 (a)		184	185,199
4.25%, 8/15/17		660	660,000
5.25%, 3/15/18		580	614,075
5.50%, 2/15/19 (a)		500	527,500
5.00%, 8/15/22		250	250,000
Discover Bank, 8.70%, 11/18/19		550	695,312
HSBC Finance Corp., 6.68%,
1/15/21 (c)		750	836,292
Regions Financial Corp.:
4.88%, 4/26/13		1,225	1,247,969
5.75%, 6/15/15		850	906,312
RESPARCS Funding LP I, 8.00% (e)		4,000	1,082,000
Wachovia Bank NA, 6.60%,
1/15/38 (c)		1,400	1,908,623

			12,594,521

BLACKROCK CREDIT ALLOCATION INCOME TRUST III	JULY 31, 2012	1

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III (BPP) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds

Commercial Services & Supplies — 3.9%
Aviation Capital Group Corp. (a):
7.13%, 10/15/20 (c)	USD	4,500	$4,621,396
6.75%, 4/06/21		1,125	1,127,779
Casella Waste Systems, Inc.,
7.75%, 2/15/19		336	333,480
Clean Harbors, Inc.:
7.63%, 8/15/16		594	619,245
5.25%, 8/01/20 (a)		224	231,000
Corrections Corp. of America,
7.75%, 6/01/17		1,600	1,733,000
Covanta Holding Corp., 6.38%,
10/01/22		320	343,450
Mobile Mini, Inc., 7.88%, 12/01/20		135	142,594

			9,151,944

Communications Equipment — 1.1%
Avaya, Inc., 9.75%, 11/01/15 (c)		400	312,000
Brocade Communications Systems, Inc., 6.88%, 1/15/20 (c)		1,450	1,573,250
Hughes Satellite Systems Corp.,
6.50%, 6/15/19		210	225,750
Zayo Group LLC /Zayo Capital, Inc.,
8.13%, 1/01/20 (a)		360	380,700

			2,491,700

Construction Materials — 0.2%
HD Supply, Inc., 8.13%, 4/15/19 (a)		430	468,700

Consumer Finance — 5.6%
American Express Credit Corp.,
2.75%, 9/15/15 (c)		2,900	3,058,079
Capital One Bank USA NA, 8.80%,
7/15/19		1,625	2,093,010
Daimler Finance North America LLC, 2.63%, 9/15/16 (a)(c)		1,650	1,717,305
Experian Finance Plc, 2.38%,
6/15/17 (a)(c)		350	353,830
Ford Motor Credit Co. LLC:
7.00%, 4/15/15		1,420	1,579,750
8.00%, 12/15/16		585	691,447
Inmarsat Finance Plc, 7.38%,
12/01/17 (a)		870	939,600
SLM Corp., 6.25%, 1/25/16		2,365	2,506,900
Toll Brothers Finance Corp., 5.88%, 2/15/22		200	213,336

			13,153,257

Containers & Packaging — 1.3%
Ardagh Packaging Finance Plc (a):
7.38%, 10/15/17		200	214,250
9.13%, 10/15/20		205	215,250
Ball Corp.:
7.13%, 9/01/16		850	923,313

	Par (000)		Value
Corporate Bonds

Containers & Packaging (concluded)
Ball Corp. (concluded):
6.75%, 9/15/20	USD	1,070	$1,185,025
Crown Americas LLC, 6.25%,
2/01/21		400	442,000
Sealed Air Corp., 8.38%, 9/15/21 (a)		65	74,100

			3,053,938

Diversified Financial Services — 8.8%
Ally Financial, Inc.:
4.50%, 2/11/14		400	412,500
8.30%, 2/12/15		780	866,775
8.00%, 11/01/31		810	969,975
Bank of America Corp. (c):
3.75%, 7/12/16		925	958,022
5.30%, 3/15/17		2,440	2,620,577
5.00%, 5/13/21		3,625	3,907,601
Citigroup, Inc. (c):
6.38%, 8/12/14		625	675,118
4.59%, 12/15/15		475	505,381
8.50%, 5/22/19		550	698,337
Countrywide Financial Corp., 6.25%,
5/15/16 (c)		1,569	1,667,507
DPL, Inc., 7.25%, 10/15/21 (a)		520	591,500
General Electric Capital Corp.,
6.25% (b)(e)		1,300	1,329,796
General Motors Financial Co., Inc.,
6.75%, 6/01/18		250	275,243
ING Bank NV, 5.00%, 6/09/21 (a)(c)		1,150	1,235,997
Intesa Sanpaolo SpA:
2.38%, 12/21/12		1,700	1,664,835
6.50%, 2/24/21 (a)		200	180,048
Moody’s Corp., 6.06%, 9/07/17		1,500	1,605,250
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19		115	122,188
7.88%, 8/15/19		320	352,800
9.88%, 8/15/19 (a)		145	153,700
WMG Acquisition Corp., 9.50%,
6/15/16		100	109,625

			20,902,775

Diversified Telecommunication Services — 4.1%
AT&T, Inc., 6.30%, 1/15/38 (c)		2,000	2,656,534
Level 3 Financing, Inc.:
8.13%, 7/01/19		1,577	1,659,792
8.63%, 7/15/20		370	396,825
Telecom Italia Capital SA, 6.18%,
6/18/14		500	507,500
Telefonica Emisiones SAU, 5.46%, 2/16/21		660	593,997
Verizon Communications, Inc. (c):
1.95%, 3/28/14		1,775	1,816,743
7.35%, 4/01/39		1,150	1,740,034

BLACKROCK CREDIT ALLOCATION INCOME TRUST III	JULY 31, 2012	2

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III (BPP) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds

Diversified Telecommunication Services (concluded)
Windstream Corp., 7.88%,
11/01/17	USD	400	$439,500

			9,810,925

Electric Utilities — 3.2%
CMS Energy Corp., 5.05%, 3/15/22		550	586,332
Duke Energy Corp., 3.55%,
9/15/21		825	892,414
Great Plains Energy, Inc., 5.29%,
6/15/22 (d)		800	884,230
Mirant Mid Atlantic Pass Through Trust, Series B, 9.13%, 6/30/17		248	262,842
Nisource Finance Corp.:
6.40%, 3/15/18		500	588,751
5.25%, 2/15/43		550	601,126
Oncor Electric Delivery Co. LLC (a)(c):
4.10%, 6/01/22		600	637,903
5.30%, 6/01/42		400	454,367
Progress Energy, Inc., 7.00%,
10/30/31 (c)		2,000	2,695,396

			7,603,361

Electronic Equipment, Instruments & Components — 0.3%
Jabil Circuit, Inc., 8.25%, 3/15/18		400	480,000
NXP BV, 3.21%, 10/15/13 (b)		198	197,258

			677,258

Energy Equipment & Services — 3.4%
Atwood Oceanics, Inc., 6.50%,
2/01/20		55	58,575
Cie Generale de Geophysique - Veritas, 6.50%, 6/01/21		340	350,200
Energy Transfer Partners LP,
5.20%, 2/01/22		1,500	1,657,552
Ensco Plc, 4.70%, 3/15/21		960	1,076,883
Frac Tech Services LLC, 8.13%,
11/15/18 (a)		525	532,875
Hornbeck Offshore Services, Inc.,
5.88%, 4/01/20 (a)		135	135,000
Key Energy Services, Inc., 6.75%,
3/01/21		360	360,900
MEG Energy Corp. (a):
6.50%, 3/15/21		465	482,438
6.38%, 1/30/23		110	112,613
Oil States International, Inc., 6.50%,
6/01/19		245	257,863
Peabody Energy Corp., 6.25%,
11/15/21 (a)		755	745,562
Precision Drilling Corp., 6.50%,
12/15/21		210	218,400
Transocean, Inc.:
6.50%, 11/15/20		545	650,831
6.38%, 12/15/21		660	794,007

	Par (000)		Value
Corporate Bonds

Energy Equipment & Services (concluded)
Transocean, Inc. (concluded):
6.80%, 3/15/38	USD	475	$588,136

			8,021,835

Food Products — 1.2%
Kraft Foods Group, Inc., 5.00%,
6/04/42 (a)		625	704,954
Kraft Foods, Inc.:
6.50%, 8/11/17		800	982,928
6.13%, 8/23/18		800	992,624
Smithfield Foods, Inc., 10.00%,
7/15/14		187	220,193

			2,900,699

Gas Utilities — 0.2%
El Paso Natural Gas Co., 8.63%,
1/15/22		335	431,741

Health Care Equipment & Supplies — 0.6%
Fresenius US Finance II, Inc.,
9.00%, 7/15/15 (a)		1,000	1,153,750
Teleflex, Inc., 6.88%, 6/01/19		240	255,000

			1,408,750

Health Care Providers & Services — 3.8%
Aetna, Inc., 6.75%, 12/15/37 (c)		850	1,176,231
Aviv Healthcare Properties LP,
7.75%, 2/15/19		220	227,425
HCA, Inc.:
8.50%, 4/15/19		105	118,322
6.50%, 2/15/20		1,145	1,279,537
7.25%, 9/15/20		1,645	1,838,287
INC Research LLC, 11.50%,
7/15/19 (a)		340	336,600
inVentiv Health, Inc., 10.00%,
8/15/18 (a)		135	111,375
Tenet Healthcare Corp.:
10.00%, 5/01/18		745	864,200
8.88%, 7/01/19		550	623,563
UnitedHealth Group, Inc., 6.88%,
2/15/38 (c)		1,725	2,481,806

			9,057,346

Health Care Technology — 1.4%
Amgen, Inc.:
5.15%, 11/15/41 (c)		2,015	2,230,351
5.65%, 6/15/42		20	23,463
5.38%, 5/15/43 (c)		825	940,684

			3,194,498

Household Durables — 0.4%
Beazer Homes USA, Inc., 6.63%,
4/15/18 (a)		335	340,444
Standard Pacific Corp., 8.38%,
1/15/21		435	488,287

			828,731

BLACKROCK CREDIT ALLOCATION INCOME TRUST III	JULY 31, 2012	3

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III (BPP) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds

Independent Power Producers & Energy Traders — 1.1%
The AES Corp.:
9.75%, 4/15/16	USD	480	$577,200
7.38%, 7/01/21 (a)		70	80,062
Calpine Corp., 7.25%, 10/15/17 (a)		220	238,150
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		915	1,007,644
Exelon Generation Co. LLC, 4.00%, 10/01/20		93	96,340
Laredo Petroleum, Inc.:
9.50%, 2/15/19		140	158,200
7.38%, 5/01/22 (a)		130	137,150
QEP Resources, Inc., 5.38%,
10/01/22		280	287,700

			2,582,446

Industrial Conglomerates — 0.3%
The ADT Corp., 4.88%, 7/15/42 (a)		645	690,082

Insurance — 5.4%
American International Group, Inc. (c):
3.80%, 3/22/17		725	753,511
8.25%, 8/15/18		300	369,605
6.40%, 12/15/20		1,235	1,444,885
Aon Corp., 5.00%, 9/30/20 (c)		1,500	1,699,368
Fairfax Financial Holdings Ltd.,
5.80%, 5/15/21 (a)		1,500	1,529,824
Forethought Financial Group, Inc.,
8.63%, 4/15/21 (a)		525	548,361
Genworth Financial, Inc., 7.63%,
9/24/21		480	470,013
Manulife Financial Corp., 4.90%,
9/17/20 (c)		1,075	1,163,959
MPL 2 Acquisition Canco, Inc.,
9.88%, 8/15/18 (a)		210	176,925
Principal Financial Group, Inc.,
8.88%, 5/15/19 (c)		475	631,662
Prudential Financial, Inc., 6.63%, 12/01/37 (c)		1,725	2,063,245
XL Group Ltd., 5.75%, 10/01/21 (c)		1,740	1,991,642

			12,843,000

IT Services — 1.0%
Ceridian Corp., 8.88%, 7/15/19 (a)		845	889,363
Epicor Software Corp., 8.63%, 5/01/19		340	348,500
First Data Corp.:
7.38%, 6/15/19 (a)(c)		455	474,906
8.25%, 1/15/21 (a)		40	39,900
12.63%, 1/15/21		340	343,400

	Par (000)		Value
Corporate Bonds

IT Services (concluded)
SunGard Data Systems, Inc., 7.38%, 11/15/18	USD	350	$371,875

			2,467,944

Life Sciences Tools & Services — 1.9%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16		1,830	2,003,850
Life Technologies Corp., 6.00%, 3/01/20		2,000	2,390,590

			4,394,440

Machinery — 1.1%
Ingersoll-Rand Global Holding Co., Ltd., 9.50%, 4/15/14		1,725	1,955,110
UR Merger Sub Corp. (a):
5.75%, 7/15/18		114	119,130
7.38%, 5/15/20		290	306,675
7.63%, 4/15/22		267	284,021

			2,664,936

Media — 9.5%
AMC Networks, Inc., 7.75%,
7/15/21		190	215,175
CCH II LLC, 13.50%, 11/30/16		1,128	1,249,260
Comcast Corp., 6.30%, 11/15/17 (c)		1,725	2,119,673
Cox Communications, Inc., 8.38%,
3/01/39 (a)		1,725	2,596,473
CSC Holdings LLC:
8.50%, 4/15/14		330	363,825
8.63%, 2/15/19		580	680,050
DIRECTV Holdings LLC, 5.00%, 3/01/21		1,250	1,431,707
DISH DBS Corp., 7.00%, 10/01/13		850	895,688
Intelsat Jackson Holdings SA, 7.25%, 4/01/19		150	160,313
Intelsat Luxemburg SA:
11.25%, 2/04/17		430	447,200
11.50%, 2/04/17 (f)		190	197,600
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		575	646,875
The New York Times Co., 6.63%, 12/15/16		1,725	1,802,625
News America, Inc., 6.15%, 3/01/37		1,325	1,607,619
Time Warner Cable, Inc., 6.75%, 6/15/39		1,950	2,549,044
Time Warner, Inc., 7.70%, 5/01/32		2,000	2,779,074
Unitymedia Hessen GmbH & Co. KG (a):
8.13%, 12/01/17		763	827,855
7.50%, 3/15/19		500	529,517

BLACKROCK CREDIT ALLOCATION INCOME TRUST III	JULY 31, 2012	4

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III (BPP) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds

Media (concluded)
Virgin Media Secured Finance Plc,
6.50%, 1/15/18	USD	1,300	$1,430,000

			22,529,573

Metals & Mining — 2.0%
AngloGold Ashanti Holdings Plc,
5.13%, 8/01/22		700	718,448
Barrick Gold Corp., 2.90%,
5/30/16 (c)		550	578,156
FMG Resources August 2006 Property Ltd. (a):
6.88%, 2/01/18		50	50,500
6.88%, 4/01/22		40	39,900
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/01/22		675	681,421
Freeport-McMoRan Corp., 7.13%,
11/01/27		1,400	1,764,661
New Gold, Inc., 7.00%, 4/15/20 (a)		65	67,763
Novelis, Inc., 8.75%, 12/15/20		470	521,700
Teck Resources Ltd., 10.75%,
5/15/19		190	229,900

			4,652,449

Multi-Utilities — 1.5%
CenterPoint Energy, Inc.:
5.95%, 2/01/17		1,500	1,725,798
6.50%, 5/01/18		1,600	1,926,442

			3,652,240

Oil, Gas & Consumable Fuels — 12.9%
Alpha Natural Resources, Inc. (c):
6.00%, 6/01/19		50	43,500
6.25%, 6/01/21		70	60,550
Berry Petroleum Co., 6.38%,
9/15/22		205	217,300
BP Capital Markets Plc (c):
3.88%, 3/10/15		700	754,767
3.20%, 3/11/16		925	992,558
Chesapeake Energy Corp. (c):
6.63%, 8/15/20		235	233,825
6.13%, 2/15/21		215	210,163
Chesapeake Midstream Partners LP:
5.88%, 4/15/21		285	284,287
6.13%, 7/15/22		230	231,725
Concho Resources, Inc., 5.50%,
10/01/22		205	207,563
CONSOL Energy, Inc., 6.38%,
3/01/21		220	214,500
Copano Energy LLC, 7.13%,
4/01/21		240	249,000
DCP Midstream LLC, 4.75%, 9/30/21 (a)		158	167,752
El Paso Pipeline Partners Operating Co. LLC:
6.50%, 4/01/20		680	799,025

	Par (000)		Value
Corporate Bonds

Oil, Gas & Consumable Fuels (continued)
El Paso Pipeline Partners Operating Co. LLC (concluded):
5.00%, 10/01/21	USD	300	$327,239
Enbridge Energy Partners LP,
9.88%, 3/01/19		1,000	1,372,332
Energy Transfer Partners LP,
6.50%, 2/01/42		650	740,565
Energy XXI Gulf Coast, Inc., 7.75%,
6/15/19		500	525,000
Enterprise Products Operating LLC,
6.65%, 4/15/18		2,000	2,418,548
EP Energy LLC / EP Energy Finance, Inc., 6.88%, 5/01/19 (a)		230	245,525
Forest Oil Corp., 8.50%, 2/15/14		600	627,000
Kinder Morgan Energy Partners LP,
6.85%, 2/15/20 (c)		2,000	2,471,628
Kodiak Oil & Gas Corp., 8.13%,
12/01/19 (a)		90	95,850
Linn Energy LLC:
6.25%, 11/01/19 (a)		545	539,550
7.75%, 2/01/21		220	232,100
Marathon Petroleum Corp., 3.50%,
3/01/16		650	688,213
MarkWest Energy Partners LP,
6.25%, 6/15/22		255	267,112
Newfield Exploration Co.:
6.88%, 2/01/20		275	301,125
5.63%, 7/01/24		200	213,250
Nexen, Inc., 6.40%, 5/15/37		670	850,682
Oasis Petroleum, Inc.:
7.25%, 2/01/19		130	135,200
6.50%, 11/01/21		145	146,088
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (a)(c)		215	189,469
ONEOK Partners LP, 8.63%,
3/01/19		1,725	2,259,308
Petrobras International Finance Co.:
3.88%, 1/27/16		1,800	1,871,257
5.38%, 1/27/21		1,075	1,202,583
Petrohawk Energy Corp., 10.50%,
8/01/14		300	330,798
Petroleum Geo-Services ASA,
7.38%, 12/15/18 (a)		310	322,400
Phillips 66, 2.95%, 5/01/17 (a)		515	540,193
Pioneer Natural Resources Co.:
6.65%, 3/15/17		320	375,920
6.88%, 5/01/18		240	289,470
Premier Oil Plc, 5.00%, 6/09/18		1,625	1,681,875
Range Resources Corp.:
6.75%, 8/01/20		255	280,500
5.75%, 6/01/21		160	170,000
Ruby Pipeline LLC, 6.00%,
4/01/22 (a)		1,425	1,548,932

BLACKROCK CREDIT ALLOCATION INCOME TRUST III	JULY 31, 2012	5

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III (BPP) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds

Oil, Gas & Consumable Fuels (concluded)
Samson Investment Co., 9.75%, 2/15/20 (a)	USD	30	$31,125
SandRidge Energy, Inc.:
7.50%, 3/15/21		95	96,900
8.13%, 10/15/22 (a)		105	109,200
SM Energy Co.:
6.63%, 2/15/19		110	113,850
6.50%, 11/15/21		165	170,775
6.50%, 1/01/23 (a)		105	107,100
Targa Resources Partners LP, 6.88%, 2/01/21		180	189,900
Tennessee Gas Pipeline Co., 8.00%, 2/01/16		400	471,751
Western Gas Partners LP, 5.38%, 6/01/21		725	815,125
The Williams Cos., Inc., 8.75%, 3/15/32		422	587,211

			30,619,164

Paper & Forest Products — 2.6%
Boise Paper Holdings LLC:
9.00%, 11/01/17		60	67,050
8.00%, 4/01/20		235	264,962
International Paper Co.:
7.50%, 8/15/21		1,625	2,118,784
8.70%, 6/15/38		900	1,317,955
7.30%, 11/15/39		1,725	2,268,182
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (a)		160	165,200

			6,202,133

Pharmaceuticals — 1.4%
Merck & Co., Inc., 6.50%, 12/01/33		990	1,498,170
Pfizer, Inc., 7.20%, 3/15/39 (c)		235	380,201
Roche Holdings, Inc., 7.00%, 3/01/39 (a)(c)		865	1,345,274
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (a)		125	132,500

			3,356,145

Professional Services — 0.0%
FTI Consulting, Inc., 7.75%, 10/01/16		100	103,250

Real Estate Investment Trusts (REITs) — 2.9%
AvalonBay Communities, Inc., 6.10%, 3/15/20 (c)		1,725	2,120,943
Developers Diversified Realty Corp.:
4.75%, 4/15/18		315	335,222
7.88%, 9/01/20		375	463,054
ERP Operating LP, 5.75%, 6/15/17		1,715	2,021,687
HCP, Inc., 5.38%, 2/01/21		500	580,731

	Par (000)		Value
Corporate Bonds

Real Estate Investment Trusts (REITs) (concluded)
UDR, Inc., 4.25%, 6/01/18	USD	725	$789,404
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/01/21		550	603,551

			6,914,592

Real Estate Management & Development — 0.2%
Realogy Corp., 7.63%, 1/15/20 (a)(c)		295	316,756
Shea Homes LP, 8.63%, 5/15/19		230	250,125

			566,881

Road & Rail – 1.5%
Florida East Coast Railway Corp., 8.13%, 2/01/17		80	84,200
The Hertz Corp., 6.75%, 4/15/19		188	197,400
Norfolk Southern Corp., 6.00%, 3/15/05 (c)		2,500	3,201,935

			3,483,535

Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc., 7.75%, 8/01/20		400	419,000
KLA-Tencor Corp., 6.90%, 5/01/18		918	1,103,585

			1,522,585

Software — 0.2%
Infor US, Inc., (FKA Lawson Software, Inc.), 9.38%, 4/01/19 (a)		220	235,400
Symantec Corp., 2.75%, 6/15/17		300	304,078

			539,478

Specialty Retail — 1.5%
AutoNation, Inc., 6.75%, 4/15/18		940	1,044,575
Limited Brands, Inc., 7.00%, 5/01/20		470	522,287
QVC, Inc. (a):
7.38%, 10/15/20		50	55,934
5.13%, 7/02/22		710	739,954
Sally Holdings LLC / Sally Capital, Inc., 6.88%, 11/15/19		290	323,713
VF Corp., 5.95%, 11/01/17 (c)		725	863,814

			3,550,277

Tobacco — 2.8%
Altria Group, Inc., 10.20%, 2/06/39 (c)		1,919	3,324,504
BAT International Finance Plc, 3.25%, 6/07/22 (a)		675	691,013
Lorillard Tobacco Co., 3.50%, 8/04/16		1,175	1,244,941
Philip Morris International, Inc., 2.50%, 5/16/16 (c)		1,225	1,292,344

			6,552,802

BLACKROCK CREDIT ALLOCATION INCOME TRUST III	JULY 31, 2012	6

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III (BPP) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds

Trading Companies & Distributors — 0.2%
Doric Nimrod Air Finance Alpha Ltd., Series 2012-1, Class A, 5.13%, 11/30/24 (a)	USD	465	$471,975

Transportation Infrastructure — 1.0%
Penske Truck Leasing Co. LP / PTL Finance Corp. (a):
3.75%, 5/11/17		1,475	1,495,752
4.88%, 7/11/22		800	799,044

			2,294,796

Wireless Telecommunication Services — 5.2%
America Movil SAB de CV, 2.38%, 9/08/16 (c)		1,780	1,836,130
American Tower Corp.:
4.50%, 1/15/18		925	992,008
5.05%, 9/01/20		500	536,276
Cricket Communications, Inc., 7.75%, 5/15/16		325	344,500
Crown Castle International Corp., 9.00%, 1/15/15		430	468,969
Crown Castle Towers LLC (a):
5.50%, 1/15/37		575	642,137
4.17%, 8/15/37		1,000	1,062,158
6.11%, 1/15/40		625	736,004
Nextel Communications, Inc., Series E, 6.88%, 10/31/13		127	127,476
SBA Telecommunications, Inc., 5.75%, 7/15/20 (a)		120	126,300
SBA Tower Trust, 5.10%, 4/15/42 (a)		2,500	2,734,420
Sprint Capital Corp., 6.88%, 11/15/28		480	429,600
Sprint Nextel Corp. (a):
9.00%, 11/15/18		760	887,300
7.00%, 3/01/20		1,290	1,406,100

			12,329,378

Total Corporate Bonds – 110.4%			261,452,685

Floating Rate Loan Interests (b)

Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp., Unsecured Term Loan, 8.50%, 12/01/17		280	279,185

Municipal Bonds – 0.9%

Metropolitan Transportation Authority, RB, Build America Bonds, 6.55%, 11/15/31		1,675	2,153,916

	Par (000)		Value
Preferred Securities

Capital Trusts

Capital Markets — 4.0%
RBS Capital Trust I, 4.71% (b)(e)	USD	500	$302,500
RBS Capital Trust II, 6.43% (b)(e)		625	471,875
State Street Capital Trust III, 5.46% (b)(e)		1,385	1,392,479
State Street Capital Trust IV, 1.47%, 6/15/37 (b)		9,675	7,216,157

			9,383,011

Commercial Banks — 2.3%
Barclays Bank Plc (a)(b)(e):
5.93%		1,700	1,551,250
7.43%		325	324,332
BNP Paribas, 7.20% (a)(b)(c)(e)		700	634,200
Credit Agricole SA, 8.38% (a)(b)(c)(e)		725	634,375
Dresdner Funding Trust I, 8.15%, 6/30/31 (a)		595	484,925
National City Preferred Capital Trust I, 12.00% (b)(e)		600	617,652
NBP Capital Trust III, 7.38% (e)		2,000	1,320,000

			5,566,734

Consumer Finance — 0.3%
Capital One Capital V, 10.25%, 8/15/39		750	776,250

Diversified Financial Services — 3.5%
JPMorgan Chase Capital XXI, Series U, 1.42%, 2/02/37 (b)		7,125	4,916,506
JPMorgan Chase Capital XXIII, 1.47%, 5/15/47 (b)		4,790	3,321,228

			8,237,734

Electric Utilities — 0.4%
PPL Capital Funding, 6.70%, 3/30/67 (b)		900	920,250

Insurance — 8.0%
The Allstate Corp., 6.50%, 5/15/67 (b)		900	927,000
American General Capital II, 8.50%, 7/01/30		100	109,027
American International Group, Inc., 8.18%, 5/15/68 (b)		400	456,000
AXA SA, 6.38% (a)(b)(e)		900	731,250
The Chubb Corp., 6.38%, 3/29/67 (b)		900	940,500
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(b)		900	1,246,500
Lincoln National Corp., 7.00%, 5/17/66 (b)		900	893,250
MetLife, Inc., 6.40%, 12/15/66		1,400	1,462,268
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, 3/15/72 (a)(b)		700	737,973

BLACKROCK CREDIT ALLOCATION INCOME TRUST III	JULY 31, 2012	7

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III (BPP) (Percentages shown are based on Net Assets)

	Par (000)		Value
Capital Trusts

Insurance (concluded)
Northwestern Mutual Life Insurance, 6.06%, 3/30/40 (a)(c)	USD	1,800	$2,338,330
Prudential Plc, 6.50% (e)		6,000	5,754,000
Reinsurance Group of America, 6.75%, 12/15/65 (b)		1,300	1,230,221
Swiss Re Capital I LP, 6.85% (a)(b)(e)		1,000	978,015
ZFS Finance (USA), Trust II, 6.45%, 12/15/65 (a)(b)		1,150	1,184,500

			18,988,834

Oil, Gas & Consumable Fuels — 0.4%
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (b)		900	939,495

Total Capital Trusts – 18.9%			44,812,308

	Shares
Preferred Stocks

Aerospace & Defense — 0.1%
United Technologies Corp., 7.50% (g)		4,400	232,100

Diversified Financial Services — 0.5%
Ally Financial, Inc., 7.00% (a)		1,250	1,123,281

Total Preferred Stocks – 0.6%			1,355,381

Trust Preferreds

Diversified Financial Services — 0.3%
GMAC Capital Trust I, Series 2, 8.13% (b)		26,490	645,826

Machinery — 0.4%
Stanley Black & Decker, Inc., 5.75%		30,000	756,300

Total Trust Preferreds – 0.7%			1,402,126

Total Preferred Securities – 20.2%			47,569,815

	Par (000)
US Government Sponsored Agency Securities – 0.3%

Fannie Mae, 2.61%, 10/09/19 (c)(h)	USD	805	668,069

	Par (000)		Value
US Treasury Obligations

US Treasury Bonds (c):
3.75%, 8/15/41	USD	713	$890,470
3.13%, 11/15/41		335	373,525
3.13%, 2/15/42		1,600	1,783,000
3.00%, 5/15/42		1,700	1,848,750
US Treasury Notes:
0.88%, 12/31/16 (c)		9,300	9,445,312
0.63%, 5/31/17 (c)		455	456,102
1.75%, 5/15/22		70	71,652

Total US Treasury Obligations – 6.3%			14,868,811

	Shares
Warrants (i)

Media — 0.0%
Cumulus Media, Inc. (Issued/Exercisable 9/16/11, 0.01 Share for 1 Warrant, Expires 6/03/30, Strike Price $2.80)		2,345	13,060

Total Long-Term Investments (Cost – $311,987,627) – 139.0%			329,035,080

	Notional Amount (000)
Options Purchased

Over-the-Counter Interest Rate Call Swaptions — 0.1%
Pay a fixed rate of 2.36% and receive a floating rate based on 3-month LIBOR, Expires 10/17/12, Broker Barclays Plc	USD	300	10,606
Pay a fixed rate of 0.71% and receive a floating rate based on 3-month LIBOR, Expires 6/28/13, Broker Deutsche Bank AG		17,900	100,025
Pay a fixed rate of 1.16% and receive a floating rate based on 3-month LIBOR, Expires 7/11/13, Broker Citigroup, Inc.		3,900	51,533
Receive a fixed rate of 2.61% and pay a floating rate based on 3-month LIBOR, expires 1/13/14, Broker Credit Suisse Group AG		500	37,774

			199,938

BLACKROCK CREDIT ALLOCATION INCOME TRUST III	JULY 31, 2012	8

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III (BPP) (Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Purchased

Over-the-Counter Interest Rate Put Swaptions — 0.0%
Pay a fixed rate of 2.36% and receive a floating rate based on 3-month LIBOR, Expires 10/17/12, Broker Barclays Plc	USD	300	$11,512
Pay a fixed rate of 0.71% and receive a floating rate based on 3-month LIBOR, Expires 6/28/13, Broker Deutsche Bank AG		17,900	31,406
Pay a fixed rate of 1.16% and receive a floating rate based on 3-month LIBOR, Expires 7/11/13, Broker Citigroup, Inc.		3,900	39,626
Pay a fixed rate of 2.61% and receive a floating rate based on 3-month LIBOR, Expires 1/13/14, Broker Credit Suisse Group AG		500	9,587
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 2/02/17, Broker Deutsche Bank AG		2,300	52,164

			144,295

Total Options Purchased (Cost – $ 361,975) – 0.1%			344,233

Total Investments Before Options Written (Cost – $312,349,602*) – 139.1%			329,379,313

Options Written

Over-the-Counter Interest Rate Call Swaptions — (0.5)%
Pay a fixed rate of 4.75% and receive a floating rate based on 3-month LIBOR, Expires 3/24/14, Broker Citigroup, Inc.		5,000	(1,249,147)
Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, Expires 5/08/14, Broker Citigroup, Inc.		1,300	(22,867)
Pay a fixed rate of 1.00% and receive a floating rate based on 3-month LIBOR, Expires 7/11/14, Broker Credit Suisse Group AG		4,100	(29,103)

			(1,301,117)

Over-the-Counter Interest Rate Put Swaptions — (0.1)%
Receive a fixed rate of 4.75% and pay a floating rate based on 3-month LIBOR, Expires 3/24/14, Broker Citigroup, Inc.		5,000	(14,171)

	Notional Amount (000)		Value
Options Written

Over-the-Counter Interest Rate Put Swaptions (concluded)
Receive a fixed rate of 2.40% and pay a floating rate based on 3-month LIBOR, Expires 5/08/14, Broker Citigroup, Inc.	USD	1,300	$(9,028)
Pay a fixed rate of 2.00% and receive a floating rate based on 3-month LIBOR, Expires 7/11/14, Broker Credit Suisse Group AG		4,100	(48,565)
Receive a fixed rate of 6.00% and pay a floating rate based on 3-month LIBOR, Expires 2/02/17, Broker Deutsche Bank AG		4,600	(52,641)

			(124,405)

Total Options Written (Premiums Received – $787,060) – (0.6)%			(1,425,522)

Total Investments, Net of Options Written – 138.5%			327,953,791
Liabilities in Excess of Other Assets – (38.5)%			(91,211,957)

Net Assets – 100.0%			$236,741,834

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$312,206,739

Gross unrealized appreciation	$25,600,467
Gross unrealized depreciation	(8,427,893)

Net unrealized appreciation	$17,172,574

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(g)	Convertible security.
(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(i)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

BLACKROCK CREDIT ALLOCATION INCOME TRUST III	JULY 31, 2012	9

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III (BPP)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

Fannie Mae	Federal National Mortgage Association
FKA	Formerly Known As
LIBOR	London Interbank Offered Rate
RB	Revenue Bonds
USD	US Dollar

•	For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of July 31, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net closing Amount	Face Amount
UBS Securities LLC	(1.25)%	2/02/12	Open	$ 248,441	$ 250,012
Barclays Capital, Inc.	0.35%	4/03/12	Open	7,503,541	7,494,797
BNP Paribas Securities Corp.	0.11%	4/03/12	Open	628,230	628,000
BNP Paribas Securities Corp.	0.10%	4/03/12	Open	779,212	778,952
UBS Securities LLC	0.38%	4/04/12	Open	7,084,012	7,075,125
UBS Securities LLC	0.35%	4/04/12	Open	8,711,817	8,701,750
UBS Securities LLC	0.30%	4/04/12	Open	2,405,783	2,403,400
UBS Securities LLC	0.31%	4/04/12	Open	477,864	477,375
UBS Securities LLC	0.10%	4/16/12	Open	348,103	348,000
Barclays Capital, Inc.	0.35%	4/25/12	Open	2,074,037	2,072,063
UBS Securities LLC	0.25%	5/01/12	Open	590,127	589,750
UBS Securities LLC	0.38%	5/01/12	Open	1,516,596	1,515,125
UBS Securities LLC	0.37%	5/01/12	Open	1,727,820	1,726,188
UBS Securities LLC	0.00%	5/07/12	Open	174,687	174,687
Barclays Capital, Inc.	0.35%	5/08/12	Open	812,921	812,250
UBS Securities LLC	0.25%	5/10/12	Open	410,191	409,955
UBS Securities LLC	0.34%	5/11/12	Open	1,062,385	1,061,563
Credit Suisse Securities (USA) LLC	0.35%	5/14/12	Open	797,487	796,875
UBS Securities LLC	0.34%	5/14/12	Open	3,518,213	3,515,590
Credit Suisse Securities (USA) LLC	0.35%	5/15/12	Open	803,953	803,344
Deutsche Bank Securities Inc.	(1.00)%	5/16/12	Open	199,323	199,750
Credit Suisse Securities (USA) LLC	0.35%	5/18/12	Open	1,727,859	1,726,600
BNP Paribas Securities Corp.	0.21%	5/21/12	Open	1,714,720	1,714,000
Credit Suisse Securities (USA) LLC	0.35%	5/22/12	Open	1,225,189	1,224,344
Credit Suisse Securities (USA) LLC	0.35%	5/24/12	Open	821,614	821,063
Deutsche Bank Securities, Inc.	0.19%	5/29/12	Open	354,382	354,262
UBS Securities LLC	0.34%	5/31/12	Open	1,609,692	1,608,750
Barclays Capital, Inc.	0.35%	6/05/12	Open	2,908,077	2,906,466
Credit Suisse Securities (USA) LLC	0.35%	6/05/12	Open	1,085,414	1,084,813
Deutsche Bank Securities Inc.	(1.50)%	6/07/12	Open	55,348	55,475

BLACKROCK CREDIT ALLOCATION INCOME TRUST III	JULY 31, 2012	10

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III (BPP)

•	Reverse repurchase agreements outstanding as of July 31, 2012 were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net closing Amount	Face Amount
Deutsche Bank Securities Inc.	(1.50)%	6/11/12	Open	$39,416	$39,500
Merrill Lynch	0.20%	6/12/12	Open	438,472	438,350
Credit Suisse Securities (USA) LLC	0.35%	6/20/12	Open	3,378,523	3,377,144
Credit Suisse Securities (USA) LLC	0.38%	6/20/12	Open	12,331,146	12,325,682
Credit Suisse Securities (USA) LLC	(0.25)%	6/28/12	Open	525,282	525,406
UBS Securities LLC	0.32%	6/29/12	Open	1,729,507	1,729,000
BNP Paribas Securities Corp.	0.15%	7/05/12	Open	1,279,644	1,279,500
Deutsche Bank Securities Inc.	0.26%	7/05/12	Open	9,406,459	9,404,625
Credit Suisse Securities (USA) LLC	0.35%	7/10/12	Open	810,773	810,600
Credit Suisse Securities (USA) LLC	0.35%	7/11/12	Open	553,550	553,437
Credit Suisse Securities (USA) LLC	0.35%	7/12/12	Open	997,444	997,250
Credit Suisse Securities (USA) LLC	0.35%	7/13/12	Open	1,749,023	1,748,700
Credit Suisse Securities (USA) LLC	0.35%	7/16/12	Open	670,354	670,250
Credit Suisse Securities (USA) LLC	0.35%	7/25/12	Open	2,799,065	2,798,893
Credit Suisse Securities (USA) LLC	0.35%	7/26/12	Open	2,143,427	2,143,281
Credit Suisse Securities (USA) LLC	0.30%	7/25/12	Open	2,932,796	2,932,625
Credit Suisse Securities (USA) LLC	0.35%	7/31/12	Open	597,912	597,906

Total				$95,759,831	$95,702,473

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.
•	Financial futures contracts purchased as of July 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation
91	5-Year US Treasury Note	Chicago Board of Trade	September 2012	USD	11,355,094	$ 92,260
20	30-Year US Treasury Bond	Chicago Board of Trade	September 2012	USD	3,020,625	75,789

Total						$ 168,049

•	Financial futures contracts sold as of July 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation
250	10-Year US Treasury Note	Chicago Board of Trade	September 2012	USD	33,664,063	$ (476,133)
48	Ultra Long Term US Treasury Bond	Chicago Board of Trade	September 2012	USD	8,280,000	(383,854)

Total						$ (859,987)

BLACKROCK CREDIT ALLOCATION INCOME TRUST III	JULY 31, 2012	11

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III (BPP)

•	Credit default swaps on single-name issues - buy protection outstanding as of July 31, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
The New York Times Co.	1.00%	Barclays Plc	12/20/16	USD	1,725	$(14,400)
Southwest Airlines Co.	1.00%	Goldman Sachs Group, Inc.	12/20/16	USD	570	(17,736)
Southwest Airlines Co.	1.00%	Royal Bank of Scotland Plc	12/20/16	USD	570	(19,832)
Time Warner, Inc.	1.00%	Credit Suisse Group AG	3/20/17	USD	3,500	(1,659)
General Dynamics Corp.	1.00%	Credit Suisse Group AG	9/20/17	USD	800	(2,886)
Hewlett-Packard Co.	1.00%	Credit Suisse Group AG	9/20/17	USD	390	10,981
Lockheed Martin Corp.	1.00%	Credit Suisse Group AG	9/20/17	USD	800	(4,753)
Northrop Grumman Corp.	1.00%	Credit Suisse Group AG	9/20/17	USD	675	(3,121)
Raytheon Co.	1.00%	Credit Suisse Group AG	9/20/17	USD	675	(2,783)
Viacom, Inc.	1.00%	Credit Suisse Group AG	9/20/17	USD	1,775	(6,836)
Hewlett-Packard Co.	1.00%	JPMorgan Chase & Co.	9/20/17	USD	300	6,785

Total						$(56,240)

•	Credit default swaps on single-name issues - sold protection outstanding as of July 31, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[2]	Notional Amount (000)[3]		Unrealized Appreciation (Depreciation)
DIRECTV Holdings LLC	1.00%	Credit Suisse Group AG	3/20/17	BBB	USD	3,500	$86,834
Anadarko Petroleum Corp.	1.00%	Credit Suisse Group AG	6/20/17	BBB-	USD	495	10,034
Comcast Corp.	1.00%	Credit Suisse Group AG	9/20/17	BBB+	USD	1,775	4,122
MetLife, Inc.	1.00%	Deutsche Bank AG	3/20/18	A-	USD	425	(11,615)

Total							$89,375

[2]	Using Standard & Poor’s ratings.

[3]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of agreement.

•	Interest rate swaps outstanding as of July 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.18%[4]	3-month LIBOR	Deutsche Bank AG	4/11/17	USD	10,100	$(205,967)
1.10%[4]	3-month LIBOR	Citigroup, Inc.	5/22/17	USD	13,600	(216,573)
1.10%[4]	3-month LIBOR	Deutsche Bank AG	5/29/17	USD	600	(9,690)
4.03%[4]	3-month LIBOR	UBS AG	4/18/22	USD	1,000	(190,269)
2.05%[5]	3-month LIBOR	Credit Suisse Group AG	5/02/22	USD	1,100	46,983
2.06%[5]	3-month LIBOR	Credit Suisse Group AG	5/08/22	USD	3,400	148,924
1.80%[5]	3-month LIBOR	Citigroup, Inc.	6/01/22	USD	1,000	19,438
1.76%[5]	3-month LIBOR	Citigroup, Inc.	6/25/22	USD	1,200	17,967
2.48%[4]	3-month LIBOR	Credit Suisse Group AG	7/05/42	USD	1,100	(30,632)
2.26%[4]	3-month LIBOR	Goldman Sachs Group, Inc.	7/26/42	USD	500	11,132

Total						$(408,687)

[4]	Trust pays a fixed rate and receives floating rate.
[5]	Trust pays a floating rate and receives fixed rate.

BLACKROCK CREDIT ALLOCATION INCOME TRUST III	JULY 31, 2012	12

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III (BPP)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments
Asset-Backed Securities	–	$934,289	$1,095,250	$2,029,539
Corporate Bonds	–	259,770,810	1,681,875	261,452,685
Floating Rate Loan Interests	–	279,185	–	279,185
Municipal Bonds	–	2,153,916	–	2,153,916
Preferred Securities	$877,926	46,691,889	–	47,569,815

	Level 1	Level 2	Level 3	Total
Assets: (concluded)
Investments:
Long Term Investments
US Government Sponsored Agency Securities	–	668,069	–	668,069
US Treasury Obligations	–	14,868,811	–	14,868,811
Warrants	–	13,060	–	13,060
Total	$877,926	$325,380,029	$2,777,125	$329,035,080

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$168,049	$588,677	–	$756,726
Credit contracts	–	118,756	–	118,756
Liabilities:
Interest rate Contracts	(859,987)	(2,078,653)	–	(2,938,640)
Credit contracts	–	(85,621)	–	(85,621)
Total	$(691,938)	$(1,456,841)	–	$(2,148,779)

[1]

Derivative financial instruments are swaps, financials futures contracts and options. Swap and financial futures are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

Certain of the Trust’s assets and liabilities are held at carrying or face amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts.	$436,000	–	–	$436,000
Cash pledged as collateral for Swaps	891,000	–	–	891,000
Foreign currency	442	–	–	442
Liabilities:
Bank overdraft.	–	$(93,298)	–	(93,298)
Cash received as collateral for Reverse Repurchase Agreements	–	(520,000)	–	(520,000)
Reverse Repurchase Agreements	–	(95,702,473)	–	(95,702,473)

Total	$1,327,442	$(96,315,771)	–	$(94,988,329)

BLACKROCK CREDIT ALLOCATION INCOME TRUST III	JULY 31, 2012	13

Schedule of Investments (concluded)	BlackRock Credit Allocation Income Trust III (BPP)

There were no transfers between Level 1 and Level 2 during the period ended July 31, 2012.

Certain of the Trust’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Total

Assets:
Opening Balance, as of October 31, 2011	$1,007,500	$1,690,000	$2,697,500
Transfers into Level 3[1]	–	–	–
Transfers out of Level 3[1]	–	–	–
Accrued discounts/premiums	13,877	–	13,877
Net realized gain (loss)	–	–
Net change in unrealized appreciation/depreciation[2]	73,873	(8,125)	65,748
Purchases	–	–	–
Sales	–	–	–

Closing Balance, as of July 31, 2012	$1,095,250	$1,681,875	$2,777,125

[1]	Transfers into and transfers out of Level 3 represent the value as of the beginning of the reporting period.
[2]	The change in unrealized appreciation/depreciation on investments still held as of July 31, 2012 was $65,748.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit Contracts

Assets:
Opening Balance, as of October 31, 2011	$2,351
Transfers into Level 3[1]	–
Transfers out of Level 3[1]	–
Accrued discounts/premium	–
Net realized gain (loss)	–
Net change in unrealized appreciation/depreciation[3]	(2,351)
Purchases	–
Issues[4]	–
Sales	–
Settlements[5]	–

Closing Balance, as of July 31, 2012	$–

[3]	The change in unrealized appreciation/depreciation on derivative financial instruments still held as of July 31, 2012 was $0.
[4]	Issues represent upfront cash received on certain derivative financial instruments.
[5]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK CREDIT ALLOCATION INCOME TRUST III	JULY 31, 2012	14

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust III

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Credit Allocation Income Trust III

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Credit Allocation Income Trust III

Date: September 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Credit Allocation Income Trust III

Date: September 25, 2012